Description of Organization and Business Operations	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025
Description of Organization and Business Operations

1. Description of Organization and Business Operations

Black Titan Corporation (formerly known as BSKE Limited) (the “Company”) was incorporated under the laws of the Cayman Islands on July 11, 2024. The Company was formed for the purpose of effecting a merger among Titan Pharmaceuticals Inc. (“TTNP”), and TalenTec Sdn Bhd (“TalenTec”, former named “KE Sdn Bhd”) through a series of transactions (the “Business Combination”) pursuant to the definitive agreement entered into on August 19, 2024. As a result of the Business Combination, TTNP and TalenTec will be surviving entities and will become wholly owned subsidiaries of the Company, with the Company serving as a public-listed company whose shares shall be traded on Nasdaq.

Titan Pharmaceuticals Inc [Member]
Description of Organization and Business Operations

1.	Organization and Summary of Significant Accounting Policies

(a) The Company

Titan Pharmaceuticals, Inc. (“Titan” or the “Company” or “we,” “our” or “us”) is incorporated in Delaware and historically developed therapeutics utilizing its proprietary ProNeura® drug delivery platform. The Company’s lead product, Probuphine® (buprenorphine implant), was approved in the United States, Canada, and the European Union for the maintenance treatment of opioid use disorder. The Company discontinued U.S. commercialization of Probuphine in 2020 and sold its ProNeura-related assets to Fedson, Inc. (“Fedson”) in September 2023 for $2.0 million, plus potential future milestone and royalty payments (see Note 5). All cash consideration was collected by February 2024.

Following the asset sale, the Company pursued strategic alternatives, including cost reduction initiatives, management transitions, and capital-raising activities, as summarized below.

Sire Investment (September 2023)

On September 13, 2023, the Company issued 950,000 shares of Series AA Preferred Stock to The Sire Group Ltd. (“Sire”) at $10.00 per share for aggregate proceeds of $9,500,000. The terms of the Series AA Preferred Stock, including a conversion price of $9.32 per share (as adjusted for the 1-for-20 reverse stock split effected January 9, 2024), are set forth in a Certificate of Designations filed with the Secretary of State of the State of Delaware (see Note 6).

Management Changes (2024–2025)

In April 2024, the Company’s then-Chief Executive Officer and four other officers and directors resigned. Pursuant to their respective settlement agreements, the Company made aggregate severance payments of approximately $1.2 million. Seow Gim Shen was subsequently appointed Chief Executive Officer and Principal Financial Officer, roles he held until his resignation in October 2024. On November 6, 2024, Brynner Chiam, a director, was appointed acting principal executive officer and acting principal financial officer. On December 2, 2024, Mr. Chay Weei Jye was appointed Chief Executive Officer at a base annual salary of $60,000 (see Note 2). On March 27, 2025, Gabriel Loh was appointed as an independent director and member of the Audit Committee.

Blue Harbor Preferred Stock Placements (2025)

To address Nasdaq continued-listing requirements, the Company completed two private placements with Blue Harbor Asset Management L.L.C-FZ (“Blue Harbor”): (i) on April 11, 2025, 100,000 shares of Series B Preferred Stock at $10.00 per share for $1,000,000; and (ii) on June 24, 2025, 60,000 shares of Series C Convertible Preferred Stock at $10.00 per share for $600,000. The Company regained compliance with Nasdaq Listing Rule 5550(b)(1) as confirmed by Nasdaq on September 17, 2025 (see Note 6).

Reverse Merger with Black Titan Corporation (October 1, 2025)

On August 19, 2024, the Company entered into a Merger and Contribution and Share Exchange Agreement (the “Merger Agreement”) with TalenTec Sdn. Bhd. (formerly KE Sdn. Bhd.) (“TalenTec”) and Black Titan Corporation (formerly BSKE Ltd.) (“Black Titan”), a Cayman Islands exempted company. The Merger was approved by stockholders on August 26, 2025 and consummated on October 1, 2025 in two steps:

TTNP Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and wholly owned subsidiary of Black Titan, merged with and into Titan (the “Merger”). Merger Sub ceased to exist and Titan became the surviving corporation and a direct wholly owned subsidiary of Black Titan with only 1,000 common stock shares outstanding.

Immediately following the Merger, the shareholders of TalenTec contributed and exchanged all of their TalenTec shares for ordinary shares of Black Titan pursuant to a share exchange agreement.

As part of the transaction, each issued and outstanding share of Titan common stock was automatically converted into ordinary shares of Black Titan on a one-for-one basis. Trading of Titan’s common stock on the Nasdaq Capital Market ceased at the close of business on October 1, 2025, and Black Titan’s ordinary shares ($0.0001 par value) commenced trading on Nasdaq on October 2, 2025 under the ticker symbol “BTTC.”

Seow Gim Shen, the Company’s former Chairman and CEO, was previously the holder of 47.4% of TalenTec and the sole stockholder of Sire. Mr. Seow subsequently sold all of his TalenTec shares to Danny Vincent Dass and all of his Sire shares to Jeffrey Chung prior to the Merger Closing.

As of December 31, 2025, Titan operates as a wholly owned subsidiary of Black Titan, and its standalone financial statements primarily reflect residual operating activities, related party balances, and capital structure changes associated with the merger transaction.

(b) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

(c) Going concern

We assess going concern uncertainty in our financial statements to determine if we have sufficient cash on hand and working capital, including available borrowings on loans, to operate for a period of at least one year from the date the financial statements are issued or available to be issued, which is referred to as the look-forward period as defined by Accounting Standards Update No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU No. 2014-15”). As part of this assessment, based on conditions that are known and reasonably knowable to us, we will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and our ability to delay or curtail expenditures or programs, if necessary, among other factors. Based on this assessment, as necessary or applicable, we make certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent we deem probable those implementations can be achieved, and we have the proper authority to execute them within the look-forward period in accordance with ASU No. 2014-15.

Following the consummation of the Merger, Titan Pharmaceuticals, Inc. became a wholly owned subsidiary of Black Titan. In connection with the Merger, Black Titan delivered a drawdown notice for approximately $5.5 million of its Series A preferred shares. On January 16, 2026, Black Titan also entered into a securities purchase agreement with a U.S.- based institutional investor for a senior unsecured convertible note financing facility of up to $200 million, under which an initial note with principal of $1.515 million has been issued, providing additional committed capital to support its operations and further enhance the combined group’s liquidity position. Management currently believes, the availability of the aforesaid financing together with existing cash resources of the combined group will be sufficient to fund its operating needs for at least the next twelve months.

Based on the assessment described above, we evaluated our ability to continue as a going concern for the twelve-month period following the issuance of these financial statements. We considered our current cash balances, projected operating expenditures, and efforts to reduce operating costs. In addition, Black Titan has committed to provide financial support to enable us to meet obligations as they become come.

Based on these considerations, we believe we have sufficient liquidity to fund our operations and meet our obligations for at least twelve months from the date these financial statements are issued. Accordingly, the accompanying financial statements have been prepared assuming we will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

(d) Stock-Based Compensation

We recognize compensation expense using a fair-value based method for all stock-based payments including stock options and restricted stock awards and stock issued under an employee stock purchase plan. These standards require companies to estimate the fair value of stock-based payment awards on the date of grant using an option pricing model. See Note 7. Stock Plans for a discussion of our stock-based compensation plans.

(e) Cash

Cash consists of deposits held at financial institutions. We had no cash equivalents as of December 31, 2025 and 2024. We maintain cash balances at financial institutions that may exceed the federally insured limit of $250,000. We have not experienced any losses in our accounts and believe that we are not exposed to significant credit risks on our cash.

(f) Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and amounts due from related parties.

As of December 31, 2024, the Company’s related party receivable was evaluated for expected credit losses under ASC 326, Financial Instruments — Credit Losses. Given the short-term nature of the advances and the counterparty’s financial condition at that time, no allowance for credit losses was recorded.

Following the reverse merger on October 1, 2025, the counterparty became the Company’s parent. Under the scope exception of ASC 326-20, loans and receivables between entities under common control are excluded from the current expected credit losses (CECL) model. Therefore, as of December 31, 2025, the Company evaluates the collectibility of the receivable from its parent company under a loss contingency framework (ASC 450-20). The concentration of receivables with a single counterparty may expose the Company to credit risk in the event of nonpayment. Management evaluates the collectibility of this related party receivable based on the parent company’s financial condition and its intent and ability to settle the outstanding amounts. Accordingly, no allowance for uncollectible amounts has been recorded as of December 31, 2025.

(g) Prepaid Expenses

Prepaid Expenses consist primarily of prepaid insurance and other expenses. Prepaid expenses are recorded at cost and are amortized over the periods benefited using the straight-line method. We review prepaid expenses at each balance sheet date.

In connection with the expiration of our prior directors’ and officers’ liability insurance program, we purchased a six-year extended reporting period (‘tail”) coverage during the year. The premium was paid upfront and is being amortized on a straight-line basis over the six-year coverage period. The unamortized balance is presented as prepaid expenses in the accompanying balance sheet with the portion expected to be recognized within one year classified as current and the remainder as noncurrent.

(h) Property and Equipment, net

Property and equipment consist of computer equipment and are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets (three years).

(i) Net Loss Per Share

Basic net loss per share excludes the effect of dilution and is computed by dividing net loss by the weighted-average number of shares outstanding for the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue shares were exercised into shares. In calculating diluted net loss per share, the denominator is increased to include the number of potentially dilutive common shares assumed to be outstanding during the period using the treasury stock method. Due to the reverse merger and related recapitalization completed on October 1, 2025, the Company retrospectively adjusted all periods presented for the change in capital structure, and basic and diluted net loss per share for all periods is computed using the post-recapitalization share amounts and corresponding weighted-average shares outstanding. Basic and diluted net loss per share was the same for each of the periods presented.

The table below presents common shares underlying stock options and warrants that are excluded from the calculation of the weighted average number of shares of common stock outstanding used for the calculation of diluted net loss per common share. These are excluded from the calculation due to their anti-dilutive effect for the years ended (in thousands):

	December 31,
	2025	2024
Weighted-average anti-dilutive common shares resulting from convertible preferred stock	-	593
Weighted-average anti-dilutive common shares resulting from convertible notes	-	7
Weighted-average anti-dilutive common shares resulting from stock options and awards	-	92
Weighted-average anti-dilutive common shares resulting from warrants	-	477
	-	1,169

Following the reverse merger on October 1, 2025, all stock options and warrants were assumed by Black Titan in the acquisition.

(j) Leases

We determine whether the arrangement is or contains a lease at inception. Operating lease right-of-use assets and lease liabilities are recognized at the present value of the future lease payments at commencement date. The interest rate implicit in lease contracts is typically not readily determinable, and therefore, we utilize our incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Certain adjustments to the right-of-use asset may be required for items such as initial direct costs paid or incentives received.

Lease expense is recognized over the expected term on a straight-line basis. Operating leases are recognized on our balance sheets as right-of-use assets, operating lease liabilities current and operating lease liabilities non-current.

We leased our office facility under an operating lease that expired in June 2024 and was not renewed. Rent expense associated with this lease was approximately $0 and $64,000 for the years ended December 31, 2025 and 2024, respectively.

(k) Fair Value Measurements

Financial instruments, including receivables, accounts payable and accrued liabilities, are carried at cost, and their fair values are approximated due to the short-term nature of these instruments.

(l) Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This update enhances segment reporting disclosures by requiring public entities to disclose significant expenses that are regularly reviewed by the Chief Operating Decision Maker (CODM) when assessing performance and allocating resources. The ASU also requires interim disclosures of significant segment expenses and provides additional clarity on segment profit or loss measures.

We adopted ASU 2023-07 as of January 1, 2024, as required for fiscal years beginning after December 15, 2023, with interim reporting beginning in 2025. As we operate as a single reportable segment, the adoption of this guidance did not result in a change to the Company’s identification of segments. However, we have enhanced the disclosures to provide additional information on significant expense categories that are regularly reviewed by the CODM.

The adoption of ASU 2023-07 did not have a material impact on our financial statements but resulted in expanded disclosures within the Segment Reporting section of this report.

Other Accounting Pronouncements

In November 2024 and January 2025, respectively, the FASB issued ASU No. 2024-03 and ASU No. 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures. ASU 2024-03 and ASU No. 2025-01 seek to separately disaggregate expenses on inventory, employee compensation, depreciation, and other items included within each income statement line item that contains these expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, our fiscal year 2027, and will be applied prospectively. We are currently evaluating the guidance and its impact on the financial statements.

TALENTEC SDN. BHD. [Member]
Description of Organization and Business Operations

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Organization

TalenTec Sdn. Bhd. (formerly known as KE Sdn. Bhd.) (“TalenTec”, or the “Company”) is a private limited company incorporated and domiciled in Malaysia. The Company is principally engaged in software implementation and training.

Keda Pte. Ltd. (“KEDAS”), which is 100% owned by the Company, was incorporated in Singapore. KEDAS is principally engaged in software services.

TalenTec and KEDAS are collectively referred to as the “Group”, is a leading Human Capital Management (“HCM”) technology consulting company and committed to the organization to streamline their business operation, increase employee productivity and improve employee engagement.

(b)	Reverse recapitalization

On October 1, 2025 (the “Closing Date”), Black Titan Corporation (“Black Titan” or “PubCo”) consummated the acquisition of all the issued and outstanding shares of Titan Pharmaceuticals Inc. (“Titan”), and TalenTec in accordance with the terms of the Merger Agreement on October 1, 2025.

On the Closing Date, Merger Sub, a direct wholly owned subsidiary of Black Titan, merged with and into Titan Pharmaceuticals Inc. (“Titan”), and Titan became a direct wholly owned subsidiary of Black Titan. Each issued and outstanding share of common stock of Titan was exchanged for one Black Titan Ordinary Share.

In accordance with the terms of the Share Exchange Agreement, immediately following the effectiveness of the merger, each TalenTec shareholder contributed and exchanged all of its shares in TalenTec for Black Titan Ordinary Shares. As a result of the share exchange, TalenTec became a direct wholly owned subsidiary of Black Titan. Pursuant to the terms of the Share Exchange Agreement, each TalenTec shareholder contributed all of such it shares in TalenTec to Black Titan, and, in exchange, Black Titan issued to the TalenTec Shareholders, for each share contributed, 8.524 newly-issued Black Titan Ordinary Shares for a total of 7,210,800 Black Titan Ordinary Shares issued in the aggregate.

TalenTec was determined to be the accounting acquirer given it effectively controlled the combined entity after the transaction. The transaction is not a business combination because Titan was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Titan for the net monetary assets of TalenTec, accompanied by a recapitalization. TalenTec is determined as the accounting acquirer and the historical financial statements of TalenTec became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the Ordinary Shares of TalenTec that were issued and outstanding immediately prior to the transaction were cancelled and converted into an aggregate of 7,210,800 ordinary shares.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)